Other Investments (Summary of Other Investments) (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Mar. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Fair Value	$ 274,391
Current Assets [Member]
Debt Securities, Available-for-sale [Line Items]
Fair Value	15,154
Other Investments [Member]
Debt Securities, Available-for-sale [Line Items]
Fair Value	259,237
Significant Other Observable Inputs (Level 2)
Debt Securities, Available-for-sale [Line Items]
Debt Securities, Amortized Costs	42,326
Debt Securities, Unrealized Gains	1,571
Debt Securities, Unrealized Losses	0	$ 0
Debt Securities, Fair Value	43,897
Forward Purchase Contracts, Amortized Costs	232,929
Forward Purchase Contracts, Unrealized Gains	0	$ 0
Forward Purchase Contracts, Unrealized Losses	(2,435)
Forward Purchase Contracts, Fair Value	$ 230,494